Analysis of Financial Assets and Liabilities by Measurement Basis - Carrying Amounts of Financial Assets and Liabilities by Category and Line Item (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Financial assets:
Cash and deposits with banks	¥ 76,669,401	¥ 78,750,443	¥ 76,465,511
Call loans and bills bought	5,200,789	5,336,280
Reverse repurchase agreements and cash collateral on securities borrowed	22,076,009	14,148,667
Trading assets	6,176,613	6,512,061
Derivative financial instruments	8,313,016	9,909,272
Financial assets at fair value through profit or loss	2,902,969	2,376,129
Investment securities	33,546,133	30,149,837
Loans and advances	125,190,819	121,716,465
Other financial assets	7,061,639	7,509,528
Total	287,137,388	276,408,682
Financial liabilities:
Deposits	190,022,742	182,097,319
Call money and bills sold	4,378,277	3,138,049
Repurchase agreements and cash collateral on securities lent	27,791,101	20,166,958
Trading liabilities	4,838,439	4,924,490
Derivative financial instruments	9,303,258	11,877,473
Financial liabilities designated at fair value through profit or loss	597,846	498,284
Borrowings	12,697,699	16,107,158
Debt securities in issue	14,387,415	14,075,084
Other financial liabilities	10,346,934	10,523,048
Total	274,363,711	263,407,863
Financial Assets and Liabilities at fair value through profit or loss [member]
Financial assets:
Cash and deposits with banks	0
Call loans and bills bought	0
Reverse repurchase agreements and cash collateral on securities borrowed	0
Trading assets	6,176,613	6,512,061
Derivative financial instruments	8,313,016	9,909,272
Financial assets at fair value through profit or loss	2,902,969	2,376,129
Investment securities	0
Loans and advances	0
Other financial assets	0
Total	17,392,598	18,797,462
Financial liabilities:
Deposits	(20,858)	(10,306)
Call money and bills sold	0
Repurchase agreements and cash collateral on securities lent	0
Trading liabilities	4,838,439	4,924,490
Derivative financial instruments	9,303,258	11,877,473
Financial liabilities designated at fair value through profit or loss	597,846	498,284
Borrowings	(1,967)	(1,087)
Debt securities in issue	(2,495)	1,909
Other financial liabilities	0
Total	14,714,223	17,290,763
Financial Assets and Liabilities at Amortized Cost [member]
Financial assets:
Cash and deposits with banks	76,669,401	78,750,443
Call loans and bills bought	5,200,789	5,336,280
Reverse repurchase agreements and cash collateral on securities borrowed	22,076,009	14,148,667
Trading assets	0
Derivative financial instruments	0
Financial assets at fair value through profit or loss	0
Investment securities	366,997	316,392
Loans and advances	125,190,819	121,716,465
Other financial assets	7,061,639	7,509,528
Total	236,565,654	227,777,775
Financial liabilities:
Deposits	190,043,600	182,107,625
Call money and bills sold	4,378,277	3,138,049
Repurchase agreements and cash collateral on securities lent	27,791,101	20,166,958
Trading liabilities	0
Derivative financial instruments	0
Financial liabilities designated at fair value through profit or loss	0
Borrowings	12,699,666	16,108,245
Debt securities in issue	14,389,910	14,073,175
Other financial liabilities	10,346,934	10,523,048
Total	259,649,488	246,117,100
Debt instruments at fair value through other comprehensive income [member]
Financial assets:
Cash and deposits with banks	0
Call loans and bills bought	0
Reverse repurchase agreements and cash collateral on securities borrowed	0
Trading assets	0
Derivative financial instruments	0
Financial assets at fair value through profit or loss	0
Investment securities	28,008,280	24,016,184
Loans and advances	0
Other financial assets	0
Total	28,008,280	24,016,184
Financial liabilities:
Deposits	0
Call money and bills sold	0
Repurchase agreements and cash collateral on securities lent	0
Trading liabilities	0
Derivative financial instruments	0
Financial liabilities designated at fair value through profit or loss	0
Borrowings	0
Debt securities in issue	0
Other financial liabilities	0
Total	0
Equity instruments at fair value through other comprehensive income [member]
Financial assets:
Cash and deposits with banks	0
Call loans and bills bought	0
Reverse repurchase agreements and cash collateral on securities borrowed	0
Trading assets	0
Derivative financial instruments	0
Financial assets at fair value through profit or loss	0
Investment securities	5,170,856	5,817,261
Loans and advances	0
Other financial assets	0
Total	5,170,856	¥ 5,817,261
Financial liabilities:
Deposits	0
Call money and bills sold	0
Repurchase agreements and cash collateral on securities lent	0
Trading liabilities	0
Derivative financial instruments	0
Financial liabilities designated at fair value through profit or loss	0
Borrowings	0
Debt securities in issue	0
Other financial liabilities	0
Total	¥ 0